111 Huntington Ave., Boston, Massachusetts  02199-7632
Phone 617-954-5000

             April 4, 2022

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	Massachusetts Investors Growth Stock Fund (the “Trust”) (File Nos. 2-14677 and 811-859)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and the combined Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 108 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on March 29, 2022.

Please call the undersigned at (617) 954-5655 or Michelle Yang at (617) 954-4207 with any questions you may have.

Very truly yours,

WILLIAM B. WILSON
William B. Wilson
Assistant Vice President and Counsel

WBW/ada